Subsequent Events (Details) - USD ($)				1 Months Ended	9 Months Ended	12 Months Ended
	Feb. 10, 2022	Jan. 04, 2022	Jul. 01, 2012	Aug. 31, 2021	Dec. 31, 2021	Dec. 31, 2021	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019
Subsequent Events (Details) [Line Items]
Warrant to purchase (in Shares)					13,800,000	13,800,000	13,800,000	0
Exercise price per share (in Dollars per share)									$ 1.66
Issuance costs						$ 276,000
Newly issued shares (in Shares)			376,344
Incremental costs	$ 27,000,000
Accrued transaction costs					$ 4,296,946	$ 4,400,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Loan agreement		$ 10,000,000
Exercise price per share (in Dollars per share)		$ 16.89
Price per share (in Dollars per share)	$ 10
Addition incurred amount	$ 2,700,000
Business Combination [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Price per share (in Dollars per share)	$ 10
Purchased shares (in Shares)	5,950,000
Aggregate purchase price	$ 59,500,000
Issued amount	$ 1,500,000,000
Newly issued shares (in Shares)	154,048,001
Trinity Loan Agreement [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Loan agreement		$ 25,000,000
Loan Agreement		10.75%
Warrant to purchase (in Shares)		96,998
Exercise price per share (in Dollars per share)		$ 16.89
GCAC [Member]
Subsequent Events (Details) [Line Items]
Common stock value				$ 1,500,000,000
GCAC [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Newly issued shares (in Shares)	1,660,460
Received amount	$ 16,600,000
PIPE Investors [Member]
Subsequent Events (Details) [Line Items]
Aggregate to purchases shares (in Shares)				5,950,000
Price per share (in Dollars per share)				$ 10
PIPE Investors [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Newly issued shares (in Shares)	5,950,000
Received amount	$ 59,500,000
Legacy Cepton [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Newly issued shares (in Shares)	142,075,041
Received amount	$ 1,400,000,000
Sponsor [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Newly issued shares (in Shares)	4,312,500
Received amount	$ 43,100,000